Subsequent Events	12 Months Ended
Mar. 31, 2017
Subsequent Events

35. Subsequent Events

The share repurchase based on the resolution at the Board of Directors meeting held on October 26, 2016 and February 16, 2017 was completed. The details of share repurchasing subsequent to the balance sheet date are as follows.

• Classification of shares acquired	Common shares
• Total number of shares acquired	23,448,500 shares
• Total value of shares acquired	¥39,108,901,400
• Acquisition period	April 1, 2017 – April 21, 2017
• Acquisition method	Open market purchase on the Tokyo Stock Exchange

(Reference)

Cumulative number of own shares acquired based on the above resolution at the Board of Directors meeting as of April 21, 2017

• Classification of shares acquired	Common shares
• Total number of shares acquired	29,993,100 shares
• Total value of shares acquired	¥49,999,872,350
• Acquisition period	October 27, 2016 – April 21, 2017
• Acquisition method	Open market purchase on the Tokyo Stock Exchange